Segment Reporting (Tables)	12 Months Ended
Jan. 31, 2023
Segment Reporting [Abstract]
Schedule of segment performance to the GAAP measure of gross profit
	January 31,
	2023	2022

Net sales
Pocono Pharmaceuticals	$1,785,597	$1,179,620
4P Therapeutics	294,102	242,534
	2,079,699	1,422,154

Gross profit
Pocono Pharmaceuticals	726,702	595,087
4P Therapeutics	23,702	(40,777)
	750,404	554,310

Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	577,930	556,204
Selling, general and administrative-4P Therapeutics	103,181	96,079
Corporate overhead	3,234,930	3,370,541
Research and development-4P Therapeutics	982,227	411,383
Goodwill impairment-Pocono Pharmaceuticals	327,326	2,180,836
	5,225,594	6,615,043

Depreciation and Amortization
Pocono Pharmaceuticals	$264,156	$220,524
4P Therapeutics	65,987	88,217
	$330,143	$308,741

Schedule of net sales and property and equipment
	Year Ended
	January 31,
	2023	2022

Net sales:
United States	$2,079,699	$1,335,554
Outside the United States	-	86,600
	$2,079,699	$1,422,154

Property and equipment, net of accumulated depreciation
United States	$897,735	$979,297
Outside the United States	-	-
	$897,735	$979,297
Assets:
Corporate	$1,745,731	$4,750,937
Pocono Pharmaceuticals	5,400,814	5,639,178
4P Therapeutics	2,309,832	2,349,548
	$9,456,377	$12,739,660